2. Summary of Significant Accounting Policies: Stock Based Compensation (Policies)	9 Months Ended
Jun. 30, 2013
Policies
Stock Based Compensation

Stock Based Compensation

The Company accounts for stock-based compensation under ASC Topic 505-50, formerly Statement of Financial Accounting Standards (“SFAS”) No. 123R, "Share-Based Payment” and SFAS No. 148, "Accounting for Stock-Based Compensation - Transition and Disclosure - An amendment to SFAS No. 123.”  These standards define a fair-value-based method of accounting for stock-based compensation. In accordance with SFAS Nos. 123R and 148, the cost of stock-based compensation is measured at the grant date based on the value of the award and is recognized over the vesting period. The value of the stock-based award is determined using the Binomial or Black-Scholes option-pricing models, whereby compensation cost is the excess of the fair value of the award as determined by the pricing model at the grant date or other measurement date over the amount that must be paid to acquire the stock. The resulting amount is charged to expense on the straight-line basis over the period in which the Company expects to receive the benefit, which is generally the vesting period.

During the three months ended June 30, 2013, the Company recognized stock-based compensation expense totaling $353,761, of which $248,139 was recognized through the vesting of 3,250,000 common stock options and $105,622 was recognized as compensation during the period on the amortization of the fair value of 5,750,000 options granted personally by the Executive Chairman to a third-party consultant (See Note 11). During the nine months ended June 30, 2013, the Company recognized stock-based compensation expense totaling $1,950,724, of which $1,198,957 was recognized through the vesting of 6,499,000 common stock options, $489,726 was recognized on the November 30, 2012 modification of certain options previously granted (See Note 12), and $262,041 was recognized as compensation during the period on the amortization of the fair value of 5,750,000 options granted personally by the Executive Chairman to a third-party consultant (See Note 11).

During the nine months ended June 30, 2012, the Company recognized stock-based compensation expense totaling $380,550, of which $326,950 was recognized through the vesting of 4,000,000 common stock options and $53,600 was recognized as compensation on the modification of 1,000,000 warrants granted to a consultant under a new agreement replacing a prior agreement.